Subsequent Events - Narratives (Detail) (Subsequent Event [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jul. 24, 2012 Minimum [Member]	Jul. 24, 2012 Maximum [Member]	Jul. 31, 2012 Elite Concept Holdings Limited [Member]
Subsequent Event [Line Items]
Assets and liabilities to be sold			$ 5,500
Exercise price of share option	$ 12.19	$ 22.00
Number of share options	2,295,000	3,060,000